Worksite Employee-Related Assets and Liabilities - Schedule of Components of the Company's WSE-Related Assets and WSE-Related Liabilities (Parenthetical) (Detail) (WSE, USD $)
In Thousands, unless otherwise specified
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
WSE
Components Of Other Assets And Liabilities [Line Items]
Advance collection	$ 34,685	$ 54,159	$ 18,077
Allowance for doubtful accounts	$ 231	$ 865	$ 819